Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Blackstone Alternative Investment Funds
Entity Central Index Key	0001557794
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000141764
Shareholder Report [Line Items]
Fund Name	Blackstone Alternative Multi-Strategy Fund
Class Name	Class I
Trading Symbol	BXMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.
Additional Information Phone Number	1-855-890-7725
Additional Information Website	www.bxmix.com
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$164Footnote Reference*	3.16%Footnote Reference**

Expenses Paid, Amount	$ 164	[1]
Expense Ratio, Percent	3.16%	[2]
AssetsNet	$ 3,861,813,534
Holdings Count | Holding	4,890
InvestmentCompanyPortfolioTurnover	202.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of September 30, 2025)

Total Net Assets	$3,861,813,534
Total Number of Portfolio Holdings	4,890
Portfolio Turnover RateFootnote Reference***	202%

Largest Holdings [Text Block]
Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed SecuritiesFootnote Reference(1)	34.6%
Common Stock	31.0%
Investments in Investee Funds	11.2%
Corporate Bonds & Notes	7.7%
Asset-Backed Securities	5.7%
Bank Debt	4.1%
Sovereign Debt	3.6%
Undertakings For Collective Investment in Transferable Securities	2.1%
U.S. Treasury Obligations	1.4%
Closed-End Fund	1.2%
Purchased Options	1.2%
Exchange-Traded Funds	0.1%
Convertible Bonds	0.1%
Preferred StockFootnote Reference(2)	0.0%
WarrantsFootnote Reference(2)	0.0%
Money Market FundFootnote Reference(2)	0.0%
RightsFootnote Reference(2)	0.0%
Securities Sold Short	-42.3%
Repurchase Agreements	1.9%
Other Assets and LiabilitiesFootnote Reference(3)	36.4%
Total	100.0%

C000145025
Shareholder Report [Line Items]
Fund Name	Blackstone Alternative Multi-Strategy Fund
Class Name	Class D
Trading Symbol	BXMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.
Additional Information Phone Number	1-855-890-7725
Additional Information Website	www.bxmix.com
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$176Footnote Reference*	3.41%Footnote Reference**

Expenses Paid, Amount	$ 176	[3]
Expense Ratio, Percent	3.41%	[4]
AssetsNet	$ 3,861,813,534
Holdings Count | Holding	4,890
InvestmentCompanyPortfolioTurnover	202.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of September 30, 2025)

Total Net Assets	$3,861,813,534
Total Number of Portfolio Holdings	4,890
Portfolio Turnover RateFootnote Reference***	202%

Largest Holdings [Text Block]
Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed SecuritiesFootnote Reference(1)	34.6%
Common Stock	31.0%
Investments in Investee Funds	11.2%
Corporate Bonds & Notes	7.7%
Asset-Backed Securities	5.7%
Bank Debt	4.1%
Sovereign Debt	3.6%
Undertakings For Collective Investment in Transferable Securities	2.1%
U.S. Treasury Obligations	1.4%
Closed-End Fund	1.2%
Purchased Options	1.2%
Exchange-Traded Funds	0.1%
Convertible Bonds	0.1%
Preferred StockFootnote Reference(2)	0.0%
WarrantsFootnote Reference(2)	0.0%
Money Market FundFootnote Reference(2)	0.0%
RightsFootnote Reference(2)	0.0%
Securities Sold Short	-42.3%
Repurchase Agreements	1.9%
Other Assets and LiabilitiesFootnote Reference(3)	36.4%
Total	100.0%

C000145027
Shareholder Report [Line Items]
Fund Name	Blackstone Alternative Multi-Strategy Fund
Class Name	Class Y
Trading Symbol	BXMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blackstone Alternative Multi-Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.bxmix.com. You can also request this information by contacting us at 1-855-890-7725.
Additional Information Phone Number	1-855-890-7725
Additional Information Website	www.bxmix.com
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$160Footnote Reference*	3.09%Footnote Reference**

Expenses Paid, Amount	$ 160	[5]
Expense Ratio, Percent	3.09%	[6]
AssetsNet	$ 3,861,813,534
Holdings Count | Holding	4,890
InvestmentCompanyPortfolioTurnover	202.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of September 30, 2025)

Total Net Assets	$3,861,813,534
Total Number of Portfolio Holdings	4,890
Portfolio Turnover RateFootnote Reference***	202%

Largest Holdings [Text Block]
Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed SecuritiesFootnote Reference(1)	34.6%
Common Stock	31.0%
Investments in Investee Funds	11.2%
Corporate Bonds & Notes	7.7%
Asset-Backed Securities	5.7%
Bank Debt	4.1%
Sovereign Debt	3.6%
Undertakings For Collective Investment in Transferable Securities	2.1%
U.S. Treasury Obligations	1.4%
Closed-End Fund	1.2%
Purchased Options	1.2%
Exchange-Traded Funds	0.1%
Convertible Bonds	0.1%
Preferred StockFootnote Reference(2)	0.0%
WarrantsFootnote Reference(2)	0.0%
Money Market FundFootnote Reference(2)	0.0%
RightsFootnote Reference(2)	0.0%
Securities Sold Short	-42.3%
Repurchase Agreements	1.9%
Other Assets and LiabilitiesFootnote Reference(3)	36.4%
Total	100.0%

[1]	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
[2]	Cost paid as a percentage of a hypothetical $10,000 investment is an annualized figure. Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
[3]	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
[4]	Cost paid as a percentage of a hypothetical $10,000 investment is an annualized figure. Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
[5]	Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.
[6]	Cost paid as a percentage of a hypothetical $10,000 investment is an annualized figure. Excludes acquired fund fees & expenses. Amounts would be higher if such fees & expenses were included.